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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Manager
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

 /s/ Robert L. Stillwell      Dallas, TX      May 15, 2012
--------------------------  ---------------  --------------
      (Signature)           (City, State)       (Date)

Report Type ( Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1    28-10378                  BP Capital Management, L.P.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total: 38,558
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                      -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                      VOTING AUTHORITY
                                 TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                    CLASS       CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
BP PLC                        SPONSORED ADR  055622104  6,694   148,750 SH  N/A     SOLE       --    148,750   0     0
CALPINE CORP                  COM NEW        131347304    301    17,500 SH  N/A     SOLE       --     17,500   0     0
CANADIAN NAT RES LTD          COM            136385101    275     8,300 SH  N/A     SOLE       --      8,300   0     0
CHESAPEAKE ENERGY CORP        COM            165167107    356    15,381 SH  N/A     SOLE       --     15,381   0     0
DAWSON GEOPHYSICAL CO         COM            239359102    429    12,500 SH  N/A     SOLE       --     12,500   0     0
DEVON ENERGY CORP NEW         COM            25179M103    605     8,500 SH  N/A     SOLE       --      8,500   0     0
ENCANA CORP                   COM            292505104  3,891   198,000 SH  N/A     SOLE       --    198,000   0     0
ENDURO RTY TR                 TR UNIT        29269K100  2,151   100,000 SH  N/A     SOLE       --    100,000   0     0
ENTERPRISE PRODS PARTNERS L   COM            293792107  5,047   100,000 SH  N/A     SOLE       --    100,000   0     0
EXELON CORP                   COM            30161N101    294     7,500 SH  N/A     SOLE       --      7,500   0     0
GASTAR EXPL LTD               COM NEW        367299203    144    48,250 SH  N/A     SOLE       --     48,250   0     0
GOLAR LNG LTD BERMUDA         SHS            G9456A100    228     6,000 SH  N/A     SOLE       --      6,000   0     0
HALLIBURTON CO                COM            406216101     35     1,048 SH  N/A     SOLE       --      1,048   0     0
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN 570759100    877    15,000 SH  N/A     SOLE       --     15,000   0     0
NATIONAL OILWELL VARCO INC    COM            637071101    576     7,250 SH  N/A     SOLE       --      7,250   0     0
NRG ENERGY INC                COM NEW        629377508    282    18,000 SH  N/A     SOLE       --     18,000   0     0
OCCIDENTAL PETE CORP DEL      COM            674599105    171     1,800 SH  N/A     SOLE       --      1,800   0     0
RANGE RES CORP                COM            75281A109  5,407    93,000 SH  N/A     SOLE       --     93,000   0     0
SANDRIDGE ENERGY INC          COM            80007P307    451    57,626 SH  N/A     SOLE       --     57,626   0     0
SCHLUMBERGER LTD              COM            806857108    259     3,700 SH  N/A     SOLE       --      3,700   0     0
SUNCOR ENERGY INC NEW         COM            867224107    183     5,593 SH  N/A     SOLE       --      5,593   0     0
TRANSOCEAN LTD                REG SHS        H8817H100  2,658    48,600 SH  N/A     SOLE       --     48,600   0     0
VALERO ENERGY CORP NEW        COM            91913Y100    309    12,000 SH  N/A     SOLE       --     12,000   0     0
WEATHERFORD INTERNATIONAL LT  REG SHS        H27013103  3,854   255,388 SH  N/A     SOLE       --    255,388   0     0
WILLIAMS COS INC DEL          COM            969457100  3,081   100,000 SH  N/A     SOLE       --    100,000   0     0